FINANCIAL INSTRUMENTS - Sensitivity analysis (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)
Interest Rate Swap
Sensitivity analysis
Impact on income statement based on change in assumption	R$ 55,964		R$ 85,147
Foreign currency risk
Sensitivity analysis
Percentage of change	5.00%	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 19,036		R$ 15,057
Impact on income statement based on change in assumption, after effects of changes in net investment hedge	R$ 19,036		R$ 15,047
Foreign currency risk | Interest Rate Swap
Sensitivity analysis
Interest rate change (as a percent)	5.00%	5.00%	5.00%
Foreign currency risk | Non-Deliverable Forwards
Sensitivity analysis
Percentage of change	5.00%	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 0		R$ 3,703
Interest rate risk
Sensitivity analysis
Interest rate change (as a percent)	0.10%	0.10%	0.10%
Impact on income statement based on change in assumption	R$ 55,964		R$ 85,147
Interest rate risk | Interest Rate Swap
Sensitivity analysis
Impact on income statement based on change in assumption			R$ 3,703
Products sold price risk
Sensitivity analysis
Percentage of change	1.00%	1.00%	1.00%
Impact on income statement based on change in assumption	R$ 783,451		R$ 438,147
Products sold price risk | Cross currency swap
Sensitivity analysis
Impact on income statement based on change in assumption			R$ 438,147
Raw materials and commodity price risk
Sensitivity analysis
Percentage of change	1.00%	1.00%	1.00%
Impact on income statement based on change in assumption	R$ 437,210		R$ 269,454
Raw materials and commodity price risk | Interest rate swaps and foreign currency swaps
Sensitivity analysis
Impact on income statement based on change in assumption			269,454
Commodity contracts
Sensitivity analysis
Interest rate change (as a percent)	5.00%	5.00%
Impact on income statement based on change in assumption | $		$ 4,892
Impact on income statement based on change in assumption, after effects of changes in net investment hedge			R$ 0
Commodity contracts | Non-Deliverable Forwards
Sensitivity analysis
Impact on income statement based on change in assumption	R$ 4,892